Offerings	Jan. 09, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.001 per share, , underlying convertible notes
Amount Registered | shares	16,437,309
Proposed Maximum Offering Price per Unit | $ / shares	16.50
Maximum Aggregate Offering Price	$ 271,215,598.5
Amount of Registration Fee	$ 29,887.96
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of additional shares of common stock, par value $0.001 per share, of the registrant as may be issued or issuable as a result of share split, share dividend, recapitalization, exchange or similar event or otherwise. The number of shares being registered has been adjusted to reflect (i) the Company’s 1-for-10 reverse stock split, which became effective on June 30, 2023 and (ii) applicable price-based anti-dilution adjustments to the PIPE Warrants. The reverse split and the applicable price-based anti-dilution adjustments did not change the aggregate offering amount previously registered. No additional securities are being registered by this post-effective amendment, and no additional filing fee is due.Representing 200% of the maximum number of common stocks issuable pursuant to the convertible notes.Estimated solely for the purpose of determining the amount of registration fees in accordance with Rule 457(g) under the Securities Act based upon the higher of (a) assumed alternate conversion price of $8.50; (b) $16.50, the average of high and low prices for one common stock as reported on Nasdaq Capital Market on January 23, 2023, in each case as adjusted to reflect the Company’s 1-for-10 reverse stock split effective June 30, 2023.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.001 per share, underlying PIPE Warrants
Amount Registered | shares	41,013,196
Proposed Maximum Offering Price per Unit | $ / shares	0.98
Maximum Aggregate Offering Price	$ 40,192,932.08
Amount of Registration Fee	$ 4,429.26
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of additional shares of common stock, par value $0.001 per share, of the registrant as may be issued or issuable as a result of share split, share dividend, recapitalization, exchange or similar event or otherwise. The number of shares being registered has been adjusted to reflect (i) the Company’s 1-for-10 reverse stock split, which became effective on June 30, 2023 and (ii) applicable price-based anti-dilution adjustments to the PIPE Warrants. The reverse split and the applicable price-based anti-dilution adjustments did not change the aggregate offering amount previously registered. No additional securities are being registered by this post-effective amendment, and no additional filing fee is due.Representing 200% of the maximum number of common stocks issuable upon exercise of the PIPE Warrants.Estimated solely for the purpose of determining previously paid registration fees in accordance with Rule 457(g) under the Securities Act. The exercise price of the PIPE Warrants has been adjusted from $1.25 to $0.98 to reflect the registrant’s 1-for-10 reverse stock split effective June 30, 2023, and applicable price-based anti-dilution adjustments to the PIPE Warrants.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.001 per share, underlying Placement Agent Warrants
Amount Registered | shares	70,000
Proposed Maximum Offering Price per Unit | $ / shares	12.50
Maximum Aggregate Offering Price	$ 875,000
Amount of Registration Fee	$ 96.43
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of additional shares of common stock, par value $0.001 per share, of the registrant as may be issued or issuable as a result of share split, share dividend, recapitalization, exchange or similar event or otherwise. The number of shares being registered has been adjusted to reflect (i) the Company’s 1-for-10 reverse stock split, which became effective on June 30, 2023 and (ii) applicable price-based anti-dilution adjustments to the PIPE Warrants. The reverse split and the applicable price-based anti-dilution adjustments did not change the aggregate offering amount previously registered. No additional securities are being registered by this post-effective amendment, and no additional filing fee is due.Representing the maximum number of common stocks issuable upon exercise of the Placement Agent Warrants.Estimated solely for the purpose of determining previously paid registration fees in accordance with Rule 457(g) under the Securities Act. The exercise price of the Placement Agent Warrants has been adjusted from $1.25 to $12.50 to reflect the Company’s 1-for-10 reverse stock split effective June 30, 2023.